Warrants (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrants [Line Items]
Warrants outstanding (in Shares)	5,425,000		5,425,000		5,425,000
Warrants exercisable period from closing of initial public offering			12 months		12 months
Warrant expiration period after completion of business combination or earlier upon redemption or liquidation			5 years		5 years
Redemption price per warrant			$ 0.01		$ 0.01
Written notice of redemption					30 years
Price per share required for redemption of warrants					$ 18
Initial business combination issue price per share					$ 9.2
Total equity proceeds	60.00%		60.00%		60.00%
Initial business combination issue price	$ 9.2		$ 9.2		$ 9.2
Percentage of higher of the market value			115.00%		115.00%
Common stock equals or exceeds	$ 18		$ 18		$ 18
Percentage of redemption triggered price of warrants adjusted equal to higher of market value and issued price			180.00%		180.00%
Warrants per price					$ 1
Purchase price of warrant (in Dollars)	$ 5,425,000		$ 5,425,000		$ 5,425,000
Number of common stock entitled for each warrants (in Shares)	1		1		1
Exercise price per share	$ 11.5		$ 11.5		$ 0.17
Fair value of warrant liabilities (in Dollars)	$ 1,861,750	$ (17,476,250)	$ 4,908,250	$ 3,656,250	$ 677,000	$ 1,015,500
Fractional shares are issued upon exercise (in Shares)
Public warrants are exercisable on the later			30 days
Class of warrant or right exercisable (in Shares)
Prior written notice of redemption			30 days
Warrants redemption ,threshold trading days			20 days
Warrants redemption covenant threshold consecutive trading days			30 days
Number of trading days prior business combination			20 days
Warrants will not be transferable assignable or saleable number of period after completion of business combination			30 days
Sale of Stock, Price Per Share	$ 1		$ 1		$ 12
Fair value of warrant liabilities (in Dollars)	$ (1,861,750)	$ 17,476,250	$ (4,908,250)	$ (3,656,250)
Public Warrant [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)	11,500,000		11,500,000		11,500,000
Number of common stock entitled for each warrants (in Shares)	1		1		1
Exercise price per share	$ 11.5		$ 11.5		$ 11.5
Public Warrant [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)	11,500,000		11,500,000		5,425,000	5,425,000
Exercise price per share					$ 11.5